GOODWILL (Details) - ARS ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill
Goodwill	$ 185,141	$ 185,295
Argentina
Goodwill
Goodwill	184,105	184,105	$ 48,617
Abroad business
Goodwill
Goodwill	1,036	1,190	$ 1,048
Telecom Argentina | Argentina
Goodwill
Goodwill	$ 183,992	$ 183,992